Statement of Additional Information Supplement dated June 30, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Alternative Opportunities Fund
Invesco Commodities Strategy Fund
Invesco FX Alpha Plus Strategy Fund
Invesco FX Alpha Strategy Fund
Invesco Global Advantage Fund
Invesco Global Dividend Growth Securities Fund
Invesco Health Sciences Fund
Invesco International Growth Equity Fund
Invesco Pacific Growth Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen Global Bond Fund
Invesco Van Kampen Global Equity Allocation Fund
Invesco Van Kampen Global Franchise Fund
Invesco Van Kampen Global Tactical Asset Allocation Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
Effective July 1, 2010, the following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Commodities Strategy Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

				Other Pooled
		Registered Investment		Investment Vehicles				Other Accounts
	Dollar	Companies Managed		Managed (assets in				Managed (assets in
	Range of	(assets in millions)		millions)				millions)
	Investments			Number				Number
“Portfolio	in Each	Number of		of				of
Manager	Fund [1]	Accounts	Assets	Accounts		Assets		Accounts		Assets
Invesco Commodities Strategy Fund
Mark Ahnrud[2]	None	8	$494.4	9	[3]	$1,603.8	[3]	11	[3]	$939.9	[3]
Chris Devine[2]	None	8	$494.4	9	[3]	$1,603.8	[3]	11	[3]	$939.9	[3]
Scott Hixon[2]	None	8	$494.4	9	[3]	$1,603.8	[3]	11	[3]	$939.9	[3]
Christian Ulrich[2]	None	8	$494.4	9	[3]	$1,603.8	[3]	11	[3]	$939.9	[3]
Scott Wolle[2]	None	8	$494.4	9	[3]	$1,603.8	[3]	11	[3]	$939.9	[3]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Ahnrud, Devine, Hixon, Ulrich and Wolle will begin serving as portfolio managers of Invesco Commodities Strategy Fund on July 1, 2010.

3	This amount includes 3 funds that pay performance-based fees with $95.0 M in total assets under management.”

4	This amount includes 1fund that pays performance-based fees with $572.8 total assets under management.”

Effective July 1, 2010, the following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco FX Alpha Plus Strategy Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

				Other Pooled
		Registered Investment		Investment Vehicles				Other Accounts
	Dollar	Companies Managed		Managed (assets in				Managed (assets in
	Range of	(assets in millions)		millions)				millions)
	Investments			Number				Number
“Portfolio	in Each	Number of		of				of
Manager	Fund [1]	Accounts	Assets	Accounts		Assets		Accounts		Assets
Invesco FX Alpha Plus Strategy Fund
Mark Ahnrud[2]	None	8	$494.4	9	[3]	$1,603.8	[3]	11	[3]	$939.9	[3]
Chris Devine[2]	None	8	$494.4	9	[3]	$1,603.8	[3]	11	[3]	$939.9	[3]
Scott Hixon[2]	None	8	$494.4	9	[3]	$1,603.8	[3]	11	[3]	$939.9	[3]
Christian Ulrich[2]	None	8	$494.4	9	[3]	$1,603.8	[3]	11	[3]	$939.9	[3]
Scott Wolle[2]	None	8	$494.4	9	[3]	$1,603.8	[3]	11	[3]	$939.9	[3]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Ahnrud, Devine, Hixon, Ulrich and Wolle will begin serving as portfolio managers of Invesco FX Alpha Plus Strategy Fund on July 1, 2010.

3	This amount includes 3 funds that pay performance-based fees with $95.0 M in total assets under management.”

4	This amount includes 1fund that pays performance-based fees with $572.8 total assets under management.”
Effective July 1, 2010, the following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco FX Alpha Strategy Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

				Other Pooled
		Registered Investment		Investment Vehicles				Other Accounts
	Dollar	Companies Managed		Managed (assets in				Managed (assets in
	Range of	(assets in millions)		millions)				millions)
	Investments			Number				Number
“Portfolio	in Each	Number of		of				of
Manager	Fund[1]	Accounts	Assets	Accounts		Assets		Accounts		Assets
Invesco FX Alpha Strategy Fund
Mark Ahnrud[2]	None	8	$494.4	9	[3]	$1,603.8	[3]	11	[3]	$939.9	[3]
Chris Devine[2]	None	8	$494.4	9	[3]	$1,603.8	[3]	11	[3]	$939.9	[3]
Scott Hixon[2]	None	8	$494.4	9	[3]	$1,603.8	[3]	11	[3]	$939.9	[3]
Christian Ulrich[2]	None	8	$494.4	9	[3]	$1,603.8	[3]	11	[3]	$939.9	[3]
Scott Wolle[2]	None	8	$494.4	9	[3]	$1,603.8	[3]	11	[3]	$939.9	[3]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Ahnrud, Devine, Hixon, Ulrich and Wolle will begin serving as portfolio managers of Invesco FX Alpha Strategy Fund on July 1, 2010.

3	This amount includes 3 funds that pay performance-based fees with $95.0 M in total assets under management.”

4	This amount includes 1fund that pays performance-based fees with $572.8 total assets under management.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Global Advantage Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

				Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed (assets in		Managed (assets in
	Range of	(assets in millions)		millions)		millions)
	Investments			Number		Number
“Portfolio	in Each	Number of		of		of
Manager	Fund [1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Global Advantage Fund
Matthew Dennis[2]	None	10	$6,732.5	4	$278.2	4,304	$1,327.2
Robert Lloyd[2]	None	5	$5,346.7	2	$164.4	None	None
Clas Olsson[2]	None	11	$6,890.1	9	$3,114.4	4,305	$1,459.9
Barrett Sides[2]	None	11	$6,557.3	3	$390.2	4,305	$1,459.9

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Dennis, Lloyd, Olsson and Sides began serving as portfolio manager of Invesco Global Advantage Fund on June 25, 2010.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Global Dividend Growth Securities Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

				Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed (assets in		Managed (assets in
	Range of	(assets in millions)		millions)		millions)
	Investments			Number		Number
“Portfolio	in Each	Number of		of		of
Manager	Fund [1]	Accounts	Assets	Accounts	Assets	Accounts		Assets
Invesco Global Dividend Growth Securities Fund
Ingrid Baker[2]	None	9	$1,036.6	3	$588.4	78	[3]	$7,660.1	[3]
Erik Granade[2]	None	9	$1,036.6	3	$588.4	78	[3]	$7,660.1	[3]
W. Lindsay Davidson[2]	None	9	$1,036.6	3	$588.4	78	[3]	$7,660.1	[3]
Sargent McGowan[2]	None	9	$1,036.6	3	$588.4	78	[3]	$7,660.1	[3]

Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed (assets in		Managed (assets in
	Range of	(assets in millions)		millions)		millions)
	Investments			Number		Number
“Portfolio	in Each	Number of		of		of
Manager	Fund [1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Anuja Singha[2]	None	9	$1,036.6	3	$588.4	78 [3]	$7,660.1	[3]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Granade, Davidson and McGowan and Mses. Baker and Singha began serving as portfolio managers of Invesco Global Dividend Growth Securities Fund on June 25, 2010.

3	This amount includes 2 funds that pay performance-based fees with $227.5 M in total assets under management.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Global Health Sciences Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed (assets in		Managed (assets in
	Range of	(assets in millions)		millions)		millions)
	Investments			Number		Number
“Portfolio	in Each	Number of		of		of
Manager	Fund [1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Health Sciences Fund
Dean Dillard[2]	None	2	$1,099.1	1	$143.3	None	None
Derek Taner[2]	None	3	$1,417.9	1	$143.3	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Dillard and Taner began serving as portfolio managers of Invesco Health Sciences Fund on June 25, 2010.”
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Van Kampen International Advantage Fund” in Appendix G of the Statement of Additional Information. The following table reflects information as of May 31, 2010:

Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed (assets in		Managed (assets in
	Range of	(assets in millions)		millions)		millions)
	Investments			Number		Number
“Portfolio	in Each	Number of		of		of
Manager	Fund [1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Van Kampen International Advantage Fund
Shuxin Cao[2]	None	13	$8,650.8	1	$225.8	4,305 [3]	$1,459.9	[3]
Matthew Dennis[2]	None	10	$6,732.5	4	$278.2	4,304	$1,327.2

				Other Pooled
		Registered Investment		Investment Vehicles		Other Accounts
	Dollar	Companies Managed		Managed (assets in		Managed (assets in
	Range of	(assets in millions)		millions)		millions)
	Investments			Number		Number
“Portfolio	in Each	Number of		of		of
Manager	Fund [1]	Accounts	Assets	Accounts	Assets	Accounts		Assets
Jason Holzer[2]	None	13	$7,816.9	9	$3,114.4	4,305	[3]	$1,459.9	[3]
Clas Olsson[2]	None	11	$6,890.1	9	$3,114.4	4,305	[3]	$1,459.9	[3]
Barrett Sides[2]	None	11	$6,557.3	3	$390.2	4,305	[3]	$1,459.9	[3]

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Messrs. Cao, Dennis, Holzer, Olsson and Sides began serving as portfolio managers of Invesco Van Kampen International Advantage Fund on June 25, 2010.

3	These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.”

Statement of Additional Information Supplement dated June 30, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Balanced-Risk Allocation Fund
Invesco China Fund
Invesco Developing Markets Fund
Invesco Endeavor Fund
Invesco Global Fund
Invesco Global Health Care Fund
Invesco International Total Return Fund
Invesco Japan Fund
Invesco LIBOR Alpha Fund
Invesco Small Companies Fund
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco LIBOR Alpha Fund” in Appendix H of the Statement of Additional Information. The following table reflects information as of October 31, 2009 (except as noted):

		Other Registered Mutual		Other Pooled Investment		Other Accounts
	Dollar	Funds Managed (assets in		Vehicles Managed (assets		Managed
	Range of	millions)		in millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco LIBOR Alpha Fund
Cynthia Brien	None	7	$1,610.0	2	$1,432.8	None	None
Chuck Burge	None	7	$1,610.0	7	$3,043.0	1	$8.5
John Craddock[2]	None	None	None	1	$724.2	None	None

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Craddock began serving as portfolio manager of Invesco LIBOR Alpha Fund on June 25, 2010. Information has been provided as of May 31, 2010.